Share capital	12 Months Ended
Jun. 30, 2024
Share Capital
Share capital

21. Share capital

The share capital of Locafy Limited consists only of fully paid ordinary shares. All shares are equally eligible to receive dividends and the repayment of capital and represent one vote at shareholders’ meeting of the Company.

	Note	2024 Number of Shares	2024 Share Capital A$	2023 Number of Shares	2023 Share Capital A$	2022 Number of Shares	2022 Share A$
Balance at 1 July		1,276,248	47,930,486	20,528,803	45,038,037	18,598,414	35,505,073

Share issue, Nasdaq initial public offering		-	-	-	-	1,454,546	7,973,486
Issue on conversion of convertible notes		-	-	-	-	475,843	2,542,812
Reduction of ordinary shares due to Reverse Share Split		-	-	(19,497,565)	-	-	-
Share issue, At the Market Offering	(a)	105,937	769,936	245,010	3,295,822	-	-
Balance at 30 June		1,382,185	48,700,422	1,276,248	48,333,859	20,528,803	46,021,371

Share issue costs		-	(111,534)	-	(403,373)	-	(983,334)
Net share capital balance		1,382,185	48,588,888	1,276,248	47,930,486	20,528,803	45,038,037

(a)	On 18 May 2023, the Company entered into an At The Market Offering Agreement (“Sales Agreement”) with H.C. Wainwright & Co., LLC, relating to the sale of our ordinary shares. During the financial year ended 30 June 2024, the Company sold 105,937 ordinary shares for total gross proceeds of US$506,220 (equivalent to $769,936) under the Sales Agreement, pursuant to the prospectus supplement dated 21 July 2023 forming a part of the registration statement on Form F-3 (File No. 333-272066), as amended, filed with the Securities and Exchange Commission which became effective on 1 June 2023.